CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income	¥ 306,724	¥ 327,039	¥ 321,589
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	304,204	295,589	279,923
Principal payments received under net investment in leases	474,110	0	0
Provision for doubtful receivables and probable loan losses	24,425	22,525	17,265
Equity in net income of affiliates (excluding interest on loans)	(65,764)	(29,674)	(46,587)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(74,001)	(33,314)	(49,203)
Bargain purchase gain	(955)	0	0
Gains on sales of securities other than trading	(18,886)	(10,182)	(32,083)
Gains on sales of operating lease assets	(51,072)	(62,883)	(35,291)
Write-downs of long-lived assets	3,043	2,418	5,525
Write-downs of securities	11,969	1,382	1,246
Deferred tax provision	14,890	(35,128)	5,588
Decrease in trading securities	63,681	95,370	144,367
Decrease in inventories	11,938	6,852	10,609
Decrease (Increase) in trade notes, accounts and other receivable	12,348	(5,576)	(13,984)
Increase (Decrease) in trade notes, accounts and other payable	(3,853)	10,990	17,831
Increase (Decrease) in policy liabilities and policy account balances	70,120	10,109	(53,512)
Increase (Decrease) in income taxes payable	(33,318)	36,753	(74,241)
Other, net	(7,137)	(44,592)	69,749
Net cash provided by operating activities	1,042,466	587,678	568,791
Cash Flows from Investing Activities:
Purchases of lease equipment	(948,445)	(998,073)	(971,163)
Principal payments received under direct financing leases	0	469,262	470,870
Installment loans made to customers	(1,527,000)	(1,460,336)	(1,396,724)
Principal collected on installment loans	1,134,142	1,239,385	1,184,298
Proceeds from sales of operating lease assets	339,504	429,295	285,954
Investment in affiliates, net	(44,140)	(278,027)	(110,547)
Proceeds from sales of investment in affiliates	79,950	56,423	74,742
Purchases of available-for-sale debt securities	(711,973)	(556,213)	(372,236)
Proceeds from sales of available-for-sale debt securities	249,427	221,824	395,629
Proceeds from redemption of available-for-sale debt securities	82,754	73,156	97,565
Purchases of equity securities other than trading	(53,616)	(66,959)	(67,147)
Proceeds from sales of equity securities other than trading	34,145	83,261	104,600
Purchases of property under facility operations	(44,466)	(62,221)	(80,095)
Acquisitions of subsidiaries, net of cash acquired	(134,894)	(119,105)	(66,034)
Sales of subsidiaries, net of cash disposed	91,835	56,584	43,278
Other, net	(17,709)	37,793	(32,110)
Net cash used in investing activities	(1,470,486)	(873,951)	(439,120)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	16,182	(50,881)	50,900
Proceeds from debt with maturities longer than three months	924,779	1,123,923	1,488,259
Repayment of debt with maturities longer than three months	(832,881)	(932,676)	(1,396,531)
Net increase in deposits due to customers	304,182	169,830	143,318
Cash dividends paid to ORIX Corporation shareholders	(103,824)	(88,438)	(72,757)
Acquisition of treasury stock	(45,720)	(707)	(39,110)
Contribution from noncontrolling interests	23,994	22,760	4,740
Purchases of shares of subsidiaries from noncontrolling interests	(4,501)	(86,165)	(11,299)
Net increase (decrease) in call money	10,000	20,000	(18,000)
Other, net	(3,508)	(10,999)	(8,510)
Net cash provided by financing activities	288,703	166,647	141,010
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(8,979)	(1,911)	1,224
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	(148,296)	(121,537)	271,905
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,283,580	1,405,117	1,133,212
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,135,284	¥ 1,283,580	¥ 1,405,117